Financial Risk Management - Trade receivables (Details) - Trade receivables - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 117,048	$ 158,937
Provision for loss allowance		(57,633)	(52,734)
Trade receivables, net		59,415	106,203
Not due
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 25,195	$ 58,924
Expected loss rate (*)	[1]	3.00%	1.00%
Provision for loss allowance		$ (881)	$ (843)
Trade receivables, net		24,314	58,081
Past Due 0 To 30 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 9,887	$ 20,670
Expected loss rate (*)	[1]	7.00%	3.00%
Provision for loss allowance		$ (678)	$ (626)
Trade receivables, net		9,209	20,044
Past Due 30 To 60 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 5,839	$ 6,980
Expected loss rate (*)	[1]	20.00%	10.00%
Provision for loss allowance		$ (1,177)	$ (688)
Trade receivables, net		4,662	6,292
Past Due 60 To 90 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 4,849	$ 4,507
Expected loss rate (*)	[1]	12.00%	33.00%
Provision for loss allowance		$ (574)	$ (1,495)
Trade receivables, net		4,275	3,012
Past Due 90 To 180 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 4,965	$ 15,604
Expected loss rate (*)	[1]	19.00%	60.00%
Provision for loss allowance		$ (928)	$ (9,366)
Trade receivables, net		4,037	6,238
Past due > 180 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 66,313	$ 52,252
Expected loss rate (*)	[1]	81.00%	76.00%
Provision for loss allowance		$ (53,395)	$ (39,716)
Trade receivables, net		$ 12,918	$ 12,536

[1]	Average expected loss rate